Financial instruments	9 Months Ended
Sep. 30, 2018
Financial instruments
Financial instruments

13. Financial instruments

Transition from IAS 39 to IFRS 9

The Company applied IFRS 9 using the modified retrospective method. Comparative periods have not been restated. Differences in the carrying amounts of financial instruments resulting from the adoption of IFRS 9 are recognized in retained earnings as at January 1, 2018. Information presented for 2017 does not reflect the requirements of IFRS 9 and consequently is not comparable to the information presented for 2018 under IFRS 9.

At the date of initial application, the Company determined the business model within which a financial asset is held. Further, certain equity investments have been designated at FVOCI. See note 1. Changes to the hedge accounting policy are applied prospectively. The existing hedging relationships designated under IAS 39 at December 31, 2017 met the criteria for hedge accounting under IFRS 9 as well and are regarded as continuing hedging relationships.

The following table shows the measurement categories under IAS 39 at December 31, 2017 and the new classification of financial assets under IFRS 9 at January 1, 2018:

Financial asset classification under IFRS 9
in € THOUS
	Categories under IAS 39	New classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9

				adjusted
			December 31, 2017	December 31, 2017
Cash and cash equivalents	Not assigned to a category	Amortized cost	620.145	620.145
Cash and cash equivalents	Not assigned to a category	FVPL	357.964	357.964
Trade accounts and other receivables	Loans and receivables	Amortized cost	3.330.990	3.327.692
Trade accounts and other receivables	Not assigned to a category	Not classified	58.336	58.144
Accounts receivable from related parties	Loans and receivables	Amortized cost	111.643	111.643
Derivatives - cash flow hedging instruments(1)	Not assigned to a category	Not classified	561	561
Derivatives - not designated as hedging instruments(1)	FVPL	FVPL	113.713	113.713
Equity investments(1)	Available for sale	FVOCI	16.010	16.010
Equity investments(1)	Not assigned to a category	FVOCI	10.537	10.537
Equity investments(1)	Not assigned to a category	FVPL	7.259	7.259
Debt securities(1)	Available for sale	FVOCI	2.650	2.650
Debt securities(1)	Available for sale	Not classified	833	833
Other financial assets(1)	Loans and receivables	Amortized cost	130.964	129.614
Other financial assets(1)	Not assigned to a category	Not classified	78.368	78.132
Financial assets			4.839.973	4.834.897

(1) Included in Other current assets or Other non-current assets in the consolidated balance sheets.

Financial liabilities measured at amortized cost under IAS 39 are also classified as measured at amortized cost under IFRS 9, with no change to the carrying amounts of the liabilities. This is also applicable for financial liabilities measured at FVPL under IAS 39 and IFRS 9 (see note 1) as well as financial liabilities not assigned to a category under IAS 39 and not classified under IFRS 9.

The transition to IFRS 9 had an impact on retained earnings at January 1, 2018 in the amount of €5,076. This impact results from the recognition of expected credit losses under IFRS 9. For further details on Trade accounts and other receivables, see note 5.

Financial instruments in accordance with IFRS 9

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2018 and December 31, 2017:

Carrying amount and fair value of financial instruments
in € THOUS
September 30, 2018	Carrying amount					Fair value
	Amortized cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	625.967	1.128.085	-	-	1.754.052	-	1.128.085	-
Trade accounts and other receivables	3.283.387	-	-	78.361	3.361.748	-	-	-
Accounts receivable from related parties	125.176	-	-	-	125.176	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	1.505	1.505	-	1.505	-
Derivatives - not designated as hedging instruments	-	104.870	-	-	104.870	-	104.870	-
Equity investments	-	111.547	30.040	-	141.587	15.252	126.335	-
Debt securities	-	91.278	243.291	-	334.569	91.278	243.291	-
Other financial assets	108.379	-	-	78.794	187.173	-	-	-
Other current and non-current assets	108.379	307.695	273.331	80.299	769.704	-	-	-
Financial assets	4.142.909	1.435.780	273.331	158.660	6.010.680	-	-	-

Accounts payable	610.775	-	-	-	610.775	-	-	-
Accounts payable to related parties	194.108	-	-	-	194.108	-	-	-
Short-term debt and short-term debt from related parties	1.233.108	-	-	-	1.233.108	-	-	-
Long-term debt and capital lease obligations	6.100.271	-	-	36.675	6.136.946	-	6.416.507	-
Derivatives - cash flow hedging instruments	-	-	-	779	779	-	779	-
Derivatives - not designated as hedging instruments	-	108.932	-	-	108.932	-	108.932	-
Variable payments outstanding for acquisitions	-	199.760	-	-	199.760	-	-	199.760
Noncontrolling interest subject to put provisions	-	-	-	808.754	808.754	-	-	808.754
Other financial liabilities	1.392.964	-	-	-	1.392.964	-	-	-
Other current and non-current liabilities	1.392.964	308.692	-	809.533	2.511.189	-	-	-
Financial liabilities	9.531.226	308.692	-	846.208	10.686.126	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2017	Carrying amount						Fair value
	Loans and receivables	Amortized cost	FVPL	Available for sale	Not assigned to a category	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	-	-	-	-	978.109	978.109	-	357.964	-
Trade accounts and other receivables	3.330.990	-	-	-	58.336	3.389.326	-	-	-
Accounts receivable from related parties	111.643	-	-	-	-	111.643	-	-	-
Derivatives - cash flow hedging instruments	-	-	-	-	561	561	-	561	-
Derivatives - not designated as hedging instruments	-	-	113.713	-	-	113.713	-	113.713	-
Equity investments	-	-	-	16.010	17.796	33.806	16.010	17.796	-
Debt securities	-	-	-	3.483	-	3.483	-	3.483	-
Other financial assets	130.964	-	-	-	78.368	209.332	-	-	-
Other current and non-current assets	130.964	-	113.713	19.493	96.725	360.895	-	-	-
Financial assets	3.573.597	-	113.713	19.493	1.133.170	4.839.973	-	-	-

Accounts payable	-	590.493	-	-	-	590.493	-	-	-
Accounts payable to related parties	-	147.349	-	-	-	147.349	-	-	-
Short-term debt and short-term debt from related parties	-	769.279	-	-	-	769.279	-	-	-
Long-term debt and capital lease obligations	-	6.640.703	-	-	37.704	6.678.407	-	7.084.986	-
Derivatives - cash flow hedging instruments	-	-	-	-	3.209	3.209	-	3.209	-
Derivatives - not designated as hedging instruments	-	-	111.953	-	-	111.953	-	111.953	-
Variable payments outstanding for acquisitions	-	-	205.792	-	-	205.792	-	-	205.792
Noncontrolling interest subject to put provisions	-	-	-	-	830.773	830.773	-	-	830.773
Other financial liabilities	-	1.446.469	-	-	-	1.446.469	-	-	-
Other current and non-current liabilities	-	1.446.469	317.745	-	833.982	2.598.196	-	-	-
Financial liabilities	-	9.594.293	317.745	-	871.686	10.783.724	-	-	-

(1) Highly liquid short-term investments are categorized in level 2 of the fair value hierarchy. Other cash and cash equivalents is not categorized.

Derivative and non-derivative financial instruments are categorised in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets. Level 2 is defined as inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. Transfers between levels of the fair value hierarchy have not occurred as of September 30, 2018 and December 31, 2017. The Company accounts for possible transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate fluctuations and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. Derivative contracts that do not qualify for hedge accounting are utilized for economic purposes. The Company does not use financial instruments for trading purposes. Additionally the Company purchased share options in connection with the issuance of the Convertible Bonds. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the share options.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principle and interest only. Trade accounts and other receivables, Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. This risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual investments in OCI. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date.

The smaller part of debt securities are quoted in an active market and do not give rise to cash flows that are solely payments of principle and interest. Consequently these securities are measured at FVPL. The majority of debt securities are held within a business model whose objective is achieving both contractual cash flows and sell the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI.

Long-term debt is recognized at its carrying amount. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Noncontrolling interests subject to put provisions are recognized at their fair value. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. Additionally, there are put provisions that are valued by an external valuation firm. The external valuation estimates the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. When applicable, the obligations are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these noncontrolling interest obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions.

Following is a roll forward of variable payments outstanding for acquisitions and noncontrolling interests subject to put provisions at September 30, 2018 and December 31, 2017:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2018		2017
	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions	Variable payments outstanding for acquisitions	Noncontrolling interests subject to put provisions

Beginning balance at January 1,	205.792	830.773	223.504	1.007.733
Increase	4.426	33.447	21.128	85.322
Decrease	(14.607)	(28.885)	-32.764	-121.057
(Gain) Loss recognized in profit or loss	4.714	102.970	-2.685	160.916
(Gain) Loss recognized in equity	-	(64.896)	-	-20.012
Dividends	-	(89.443)	-	-164.404
Foreign currency translation and other changes	(565)	24.788	-3.391	-117.725
Ending balance at September 30, and December 31,	199.760	808.754	205.792	830.773